Income Taxes (Detail 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Net deferred tax liabilities comprised
Loss reserves and accruals	$ 50,158,000	$ 43,451,000
Interest rate swaps	10,745,000	8,310,000
State net operating loss ("NOL") carryforwards	16,592,000	14,231,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	21,770,000	13,056,000
Deferred Tax Assets, Gross	99,265,000	98,234,000	2,300,000
Valuation allowance on state NOL	(40,486,000)	(28,310,000)
Deferred Tax Assets, Net of Valuation Allowance	58,779,000	69,924,000
Goodwill and intangible franchise rights	(138,992,000)	(141,384,000)
Depreciation expense	(43,070,000)	(39,285,000)
Deferred tax liabilities deferred gain on bond redemption	(2,046,000)	0
Other	(1,936,000)	(999,000)
Deferred Tax Liabilities, Gross	(186,044,000)	(199,997,000)
Deferred Tax Liabilities, Net, Noncurrent	202,100,000	216,200,000
Net deferred tax liability	(127,265,000)	(130,073,000)
2.25% Notes [Member]
Net deferred tax liabilities comprised
Convertible Debt	0	6,639,000
Discount on deferred tax assets	0	(7,846,000)
3.00% Notes [Member]
Net deferred tax liabilities comprised
Convertible Debt	0	12,547,000
Discount on deferred tax assets	$ 0	$ (10,483,000)